INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS
Schedule of intangible assets
	Weighted Average		Accumulated
December 31, 2012	Amortization Rate	Cost	Amortization	Net
(millions of Canadian dollars)
Software	11.9%	622	180	442
Natural gas supply opportunities	3.8%	291	50	241
Power purchase agreements	4.7%	85	4	81
Transportation agreements	2.9%	50	13	37
Other	5.6%	20	4	16
		1,068	251	817

	Weighted Average		Accumulated
December 31, 2011	Amortization Rate	Cost	Amortization	Net
(millions of Canadian dollars)
Software	12.7%	471	155	316
Natural gas supply opportunities	3.6%	296	39	257
Power purchase agreements	4.6%	78	2	76
Transportation agreements	2.9%	53	10	43
Other	6.0%	27	8	19
		925	214	711